Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiaries [Abstract]
Schedule of Wholly-Owned Direct Subsidiaries

The Company has the following two wholly-owned direct subsidiaries:

Mdxhealth Inc.
Address	15279 Alton Parkway – Suite 100 – Irvine, CA 92618
Incorporation Date	April 14, 2003

Mdxhealth B.V. (non-operational)
Address	Cap Business Center, Rue d’Abhooz 31, 4040 Herstal, Belgium
Incorporation Date	October 18, 2006
Exosome Diagnostics Inc.
Address	266 Second Ave., Suite 200, Waltham, MA 02451
Incorporation Date	May 22, 2008

Delta Laboratories LLC
Address	7000 Preston Road, Suite 1500, Plano, TX 75024
Incorporation Date	April, 27 2021